Consolidated Statement Of Shareholders' Deficit (Unaudited) (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Warrants Part of Additional Paid in Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 2	$ 88	$ 24,438	$ 145,247	$ (181,923)	$ 2,507	$ 1,494	$ (8,147)
Balance (in Shares) at Dec. 31, 2010	2,171,760	93,695,375
Conversion of preferred stock	(1)	36		(35)
Conversion of preferred stock (in Shares)	(872,609)	36,173,750
Common stock issuance		4		2,796				2,800
Common stock issuance (in Shares)		4,496,429
Stock option exercises				13				13
Stock option exercises (in Shares)		102,000						102,000
Stock-based compensation				111				111
Restricted stock issued to officer		2		440				442
Dividend distribution				492				492
Foreign exchange translation gain							(1,494)	(1,494)
Discontinued operations					(91)	(2,507)		(2,598)
Net Income (Loss)					6,155			6,155
Balance at Dec. 31, 2011	1	130	24,438	149,064	(175,859)			(2,226)
Balance (in Shares) at Dec. 31, 2011	1,299,151	134,467,554
Conversion of preferred stock	(1)	26		(25)
Conversion of preferred stock (in Shares)	(792,215)	25,669,752
Common stock issuance		83		13,839				13,922
Common stock issuance (in Shares)		80,171,418
Warrant exercises		1	(6,259)	6,258
Warrant exercises (in Shares)		1,411,600
Stock option exercises		1		43				44
Stock option exercises (in Shares)		354,000						354,000
Stock-based compensation				53				53
Restricted stock issued to officer				310				310
Dividend distribution				349				349
Net Income (Loss)					(14,025)			(14,025)
Balance at Dec. 31, 2012		242	18,179	169,891	(189,884)			(1,572)
Balance (in Shares) at Dec. 31, 2012	506,936	242,074,324
Balance at Jan. 30, 2013
Conversion of preferred stock		17		(17)
Conversion of preferred stock (in Shares)	(506,936)	16,896,070
Common stock issuance		114		11,766				11,880
Common stock issuance (in Shares)		114,070,129
Stock option exercises				74				74
Stock-based compensation				134				134
Restricted stock issued to officer				234				234
Dividend distribution				222				222
Net Income (Loss)					(12,129)	(40)		(12,169)
Balance at Sep. 30, 2013		$ 373	$ 18,179	$ 182,304	$ (202,013)	$ (40)		$ (1,197)
Balance (in Shares) at Sep. 30, 2013		373,040,523